Equity	6 Months Ended
Jun. 30, 2024
Equity
Equity
23.	Equity

23.1.Subscribed and paid–in capital

Ecopetrol’s authorized capital is $36,540,000, and is divided in 60,000,000,000 ordinary shares, of which 41,116,694,690 have been subscribed, represented by 11.51% (4,731,906,273 shares) of non-government entities and people, and 88.49% (36,384,788,417 shares) held by Government entities. The value of the reserve shares amounts to $11,499,933 comprised by 18,883,305,310 shares. As of June 30, 2024, and December 31, 2023, subscribed and paid-in capital is $25,040,067. There is no potential dilution of shares.

23.2.Additional and paid–in capital

As of June 30, 2024, the balance of the additional and paid-in capital is $6,607,699 and it mainly corresponds to: (i) surplus with respect to its nominal value derived from the sale of shares upon capitalization in 2007, for $4,457,997, (ii) surplus over nominal value arising from the sale of shares awarded in the second round, which took place in September 2011, in the amount of $2,118,468, (iii) $31,377 the value generated by the process of placing the shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid-in capital receivable of $(143).

23.3.Equity reserves

	June 30,	December 31,
	2024	2023
	(Unaudited)
Legal reserve	11,654,095	9,747,885
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	11,993,230	7,665,758
Total	24,156,407	17,922,725

Ecopetrol’s General Shareholders’ Meeting, held on March 22, 2024, approved the 2023 profit distribution project, and recognized a reserve of $11,993,230 to support financial sustainability of the Company and flexibility in the development of its strategy.

The movement of the equity reserves in the periods ended June, 2024 and December, 2023, is the following:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Opening balance	17,922,725	8,898,633
Release of reserves	(8,174,839)	(2,491,377)
Appropriation of reserves	14,408,521	11,515,469
Closing balance	24,156,407	17,922,725

23.4.Retained earnings and payment of dividends

Ecopetrol Business Group distributes dividends based on Ecopetrol and subsidiaries’s separate annual financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The Ordinary General Assembly of Shareholders of Ecopetrol S.A., held on March 22, 2024, approved the profit distribution project for fiscal year 2023 and defined the distribution of ordinary and extraordinary dividends in the amount of $12,828,409 (2023: $24,382,200).

The payment of dividends to minority shareholders will be made in two equal installments: April 3 and June 26, 2024. Payment to the majority shareholder will be made during 2024 and in any case before December 31, 2024, considering the payment schedule of the balance of the account receivable of the Fuel Price Stabilization Fund (FEPC) corresponding to 2023.

The payment of dividends is as follows:

	June 30,	June 30,
	2024	2023

	(Unaudited)
Ecopetrol S.A.	10,569,682	930,772
Interconexión Eléctrica SA ESP	1,012,895	992,102
Oleoducto Central S.A. - Ocensa	375,949	406,647
Oleoducto de los Llanos Orientales S.A.	106,729	102,774
Invercolsa S.A.	100,429	100,682
Oleoducto de Colombia S.A. - ODC	26,608	27,591
Total	12,192,292	2,560,568

23.5.Other comprehensive income

The following is the composition of the other comprehensive results attributable to the shareholders of the parent company, net of deferred income tax:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Foreign currency translation	19,275,938	15,055,305
Hedges of a net investment in a foreign operation	(5,301,144)	(3,165,320)
Gains and loss on defined benefit obligation	(4,084,451)	(3,942,417)
Cash flow hedging - Future crude oil exports	(549,508)	601,744
Cash flow hedging - Derivative financial instruments	81,358	124,384
Financial instruments measured at fair value	717	952
	9,422,910	8,674,648

23.6.Earnings per share

	June 30,	June 30,
	2024	2023

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	6,642,349	11,931,149
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	161.5	290.2